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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549
                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



1.   Name and address of issuer:

     Northwestern Mutual Variable Life Account
     The Northwestern Mutual Life Insurance Company
     720 East Wisconsin Avenue
     Milwaukee, Wisconsin  53202

2.   Name of each series or class of funds for which this notice is filed:

     Variable Life Insurance Policies:  Variable CompLife

3.   Investment Company Act File Number: 811-3989

     Securities Act File Number: 33-89188


4.   Last day of fiscal year for which this notice is filed:

     December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                 / /

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:


7. Number and amount of securities of the same class of series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

               -0-

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8.   Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

               -0-


9.   Number and aggregate sale price of securities sold during the fiscal year:

               Number:   N/A
               Amount:   $56,156,886

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

               Number:   N/A
               Amount:   $56,156,886

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

               -0-

12.  Calculation of registration fee:

     (i)  Aggregate sale price of securities sold           $56,156,886
                                                            -----------
          during the fiscal year in reliance on
          rule 24f-2 (from Item 10):

     (ii) Aggregate price of shares issued in               +   N/A
                                                            -----------
          connection with dividend reinvestment
          plans (from Item 11, if applicable):

     (iii)Aggregate price of shares redeemed or             -  362,653
                                                            -----------
          repurchased during the fiscal year (if
          applicable):

     (iv) Aggregate price of shares redeemed or             +   N/A
                                                            -----------
          repurchased and previously applied as a
          reduction to filing fees pursuant to rule
          24e-2 (if applicable):

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     (v)  Net aggregate price of securities sold and        $55,794,233
                                                            -----------
          issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):

     (vi) Multiplier prescribed by Section 6(b) of          x.0003030303
                                                            ------------
          the Securities Act of 1933 or other
          applicable law or regulation:

     (vii)Fee due [line (i) or line (v) multiplied           $ 16,907.34
                                                            ------------
                                                            ------------
          by line (vi)]:

Instruction:   Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                           /X/

     Date of mailing or wire transfer of filing fees to the Commissioner's lockbox depository:

     February 14, 1997

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                                   SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By:  /S/ GARY E. LONG
     Gary E. Long
     Vice President and Controller
     The Northwestern Mutual Life Insurance Company

Date:     February 14, 1997

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                                             February 14, 1997

Board of Trustees
The Northwestern Mutual Life
  Insurance Company
Milwaukee, WI  53202

TO ALL TRUSTEES:

     As Senior Vice President, General Counsel and Secretary of The Northwestern Mutual Life Insurance Company (the "Company") I have general supervision of the Law Department of such Company and its legal affairs. In such capacity I have supervised the corporate proceedings relating to the establishment of Northwestern Mutual Variable Life Account (the "Account") pursuant to the provisions of the Wisconsin Statutes and the issuance and proposed issuance in connection therewith of Variable CompLife insurance policies (the "Policies") registered under the Securities Act of 1933 on Form S-6 (File No. 33-89188). I have also participated in the preparation of the Rule 24f-2 Notice dated February 14, 1997 which is to be filed with the Securities and Exchange Commission for the Account. In addition, I have examined such other documents and such questions of law as, in my judgment, are necessary or appropriate for purposes of this opinion. Based on the foregoing, it is my opinion that:

     1. The Company is a duly organized and validly existing mutual life insurance corporation under the laws of the State of Wisconsin, duly authorized under such laws to issue and sell life insurance and annuity contracts.

     2. The Account is a separate account of the Company duly created and validly existing pursuant to Wisconsin law.

     3. The issuance and sale of the Policies covered by the Rule 24f-2 Notice referred to above were duly authorized by the Company and duly approved by the Commissioner of Insurance of the State of Wisconsin, and the Policies are valid and legally binding obligations of the Company in accordance with their terms.

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Board of Trustees
February 14, 1997
Page 2

     I hereby consent to the filing of this opinion as an exhibit to the Rule 24f-2 Notice.

                                             Very truly yours,


                                             /S/ JOHN M. BREMER
                                             John M. Bremer
                                             Senior Vice President,
                                               General Counsel and
                                               Secretary